SUBSEQUENT EVENTS - Health Benefit Insurance (Details) R$ in Thousands	1 Months Ended
Jan. 31, 2022 BRL (R$)
Health Benefit Insurance
Disclosure of non-adjusting events after reporting period [line items]
Performance foreseen contracted services	R$ 57,875